Victory Pioneer Multi-Asset Income Fund
Schedule of Investments | October 31, 2025

Schedule of Investments  |  10/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 98.8%
	Senior Secured Floating Rate Loan Interests — 0.0% of Net Assets*(a)
	Advanced Materials — 0.0%†
943,350	Groupe Solmax, Inc., Initial Term Loan, 9.013% (Term SOFR + 475 bps), 5/29/28	$ 755,859
	Total Advanced Materials	$755,859

	Advertising Sales — 0.0%†
498,439	Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.079% (Term SOFR + 400 bps), 8/21/28	$ 499,997
	Total Advertising Sales	$499,997

	Casino Services — 0.0%†
13,960	Lucky Bucks LLC, Priority First Out Exit Term Loan, 11.658% (Term SOFR + 750 bps), 10/2/28	$ 13,053
28,864	Lucky Bucks LLC, Priority Second Out Term Loan, 6.658% (Term SOFR + 250 bps), 10/2/29	22,658
	Total Casino Services	$35,711

	Chemicals-Specialty — 0.0%†
313,078	Mativ Holdings, Inc., Term B Loan, 7.829% (Term SOFR + 375 bps), 4/20/28	$ 311,513
	Total Chemicals-Specialty	$311,513

	Dialysis Centers — 0.0%†
811,891	U.S. Renal Care, Inc., Closing Date Term Loan, 9.079% (Term SOFR + 500 bps), 6/28/28	$ 771,550
	Total Dialysis Centers	$771,550

	Electric-Generation — 0.0%†
340,852	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.215% (Term SOFR + 525 bps), 4/3/28	$ 343,280
	Total Electric-Generation	$343,280

	Total Senior Secured Floating Rate Loan Interests (Cost $2,928,618)	$2,717,910

1Victory Pioneer Multi-Asset Income Fund | 10/31/25

Shares		Value
	Common Stocks — 50.0% of Net Assets
	Aerospace & Defense — 0.7%
392,878	Hensoldt AG	$ 41,752,846
54,155(b)	Tkms AG& Co. KGaA	5,102,979
	Total Aerospace & Defense	$46,855,825

	Air Freight & Logistics — 0.2%
299,876	Logista Integral S.A.	$ 9,996,258
	Total Air Freight & Logistics	$9,996,258

	Automobile Components — 0.2%
318,500	Bridgestone Corp.	$ 13,979,197
	Total Automobile Components	$13,979,197

	Automobiles — 0.7%
17,513	Hyundai Motor Co.	$ 3,564,674
38,054	Kia Corp.	3,202,439
1,809,100	Subaru Corp.	38,539,195
	Total Automobiles	$45,306,308

	Banks — 16.2%
2,197,180	ABN AMRO Bank NV (C.V.A.) (144A)	$ 65,619,135
951,822	Banco Bilbao Vizcaya Argentaria S.A.	19,128,246
9,086,919	Banco de Sabadell S.A.	33,967,303
3,814,429	Bank of America Corp.	203,881,230
4,760,200	Bank of Ireland Group Plc	77,830,890
733,387	BNP Paribas S.A.	56,688,401
469,965	Citizens Financial Group, Inc.	23,907,120
613,426	Danske Bank A/S	27,390,880
172,354	DNB Bank ASA	4,395,097
7,634,100	Grupo Financiero Banorte SAB de CV, Class O	71,847,694
1,174,314	Hana Financial Group, Inc.	70,471,203
2,495,472	Huntington Bancshares, Inc.	38,530,088
4,823,816	Intesa Sanpaolo S.p.A.	31,003,516
822,295	KB Financial Group, Inc.	67,295,734
1,930,259	KeyCorp.	33,953,256
3,813,495	Nordea Bank Abp	65,121,185
3,901,004	Regions Financial Corp.	94,404,297
1,610,394	US Bancorp	75,173,192
	Total Banks	$1,060,608,467

	Beverages — 2.3%
855,792	Anheuser-Busch InBev S.A. (A.D.R.)	$ 52,117,733
483,854	Fomento Economico Mexicano S.A.B de CV (A.D.R.)	45,656,463
Victory Pioneer Multi-Asset Income Fund | 10/31/252

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Shares		Value
	Beverages — (continued)
1,495,910	Fomento Economico Mexicano S.A.B de CV	$ 14,111,645
255,893	PepsiCo., Inc.	37,383,408
	Total Beverages	$149,269,249

	Broadline Retail — 2.2%
584,920(b)	Amazon.com, Inc.	$ 142,849,162
	Total Broadline Retail	$142,849,162

	Capital Markets — 0.4%
246,156	State Street Corp.	$ 28,470,403
	Total Capital Markets	$28,470,403

	Chemicals — 0.0%†
1,390,013	Chevron Lubricants Lanka Plc	$ 840,080
7,309(b)	Solstice Advanced Materials, Inc.	329,405
	Total Chemicals	$1,169,485

	Communications Equipment — 1.3%
1,204,169	Cisco Systems, Inc.	$ 88,036,796
	Total Communications Equipment	$88,036,796

	Construction & Engineering — 0.7%
92,381(b)	MasTec, Inc.	$ 18,860,505
219,900	Taisei Corp.	16,031,254
2,876,501	Webuild S.p.A.	11,597,965
	Total Construction & Engineering	$46,489,724

	Construction Materials — 2.1%
1,447,799	Buzzi S.p.A.	$ 87,028,208
447,261	CRH Plc	53,268,785
	Total Construction Materials	$140,296,993

	Consumer Staples Distribution & Retail — 0.0%
195,032(b)+#	Magnit PJSC	$ —
48,325(b)+#	X5 Retail Group NV (G.D.R.)	—
	Total Consumer Staples Distribution & Retail	$—

	Electric Utilities — 2.7%
1,662,968	Eversource Energy	$ 122,743,668
1,242,455	FirstEnergy Corp.	56,941,713
	Total Electric Utilities	$179,685,381

3Victory Pioneer Multi-Asset Income Fund | 10/31/25

Shares		Value
	Electrical Equipment — 0.7%
362,600	Fuji Electric Co., Ltd.	$ 26,022,685
129,834	Regal Rexnord Corp.	18,292,312
	Total Electrical Equipment	$44,314,997

	Financial Services — 1.5%
1,058,538	Edenred SE	$ 30,417,687
7,906,982	Nexi S.p.A. (144A)	41,614,445
335,137(b)	PayPal Holdings, Inc.	23,214,940
	Total Financial Services	$95,247,072

	Food Products — 0.2%
82,922	Bakkafrost P/F	$ 3,803,397
492,525	Kraft Heinz Co.	12,180,143
	Total Food Products	$15,983,540

	Health Care Providers & Services — 0.8%
244,810	Cardinal Health, Inc.	$ 46,702,404
21,760	Humana, Inc.	6,053,414
	Total Health Care Providers & Services	$52,755,818

	Hotels, Restaurants & Leisure — 0.8%
2,944,773	Brightstar Lottery Plc	$ 49,059,918
	Total Hotels, Restaurants & Leisure	$49,059,918

	Household Durables — 0.6%
2,577,783	Persimmon Plc	$ 40,941,981
	Total Household Durables	$40,941,981

	Industrial Conglomerates — 0.1%
29,235	Honeywell International, Inc.	$ 5,885,883
	Total Industrial Conglomerates	$5,885,883

	IT Services — 1.5%
310,871	International Business Machines Corp.	$ 95,564,854
	Total IT Services	$95,564,854

	Leisure Products — 0.2%
5,134,000	Honma Golf, Ltd. (144A)	$ 2,200,130
304,124(b)	YETI Holdings, Inc.	10,337,175
	Total Leisure Products	$12,537,305

	Marine Transportation — 0.4%
1,251,521	Star Bulk Carriers Corp.	$ 23,553,625
	Total Marine Transportation	$23,553,625

	Metals & Mining — 2.0%
2,052,030	Barrick Mining Corp.	$ 67,306,584
Victory Pioneer Multi-Asset Income Fund | 10/31/254

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Shares		Value
	Metals & Mining — (continued)
373,809	Newmont Corp.	$ 30,267,315
3,286,366	thyssenkrupp AG	34,380,158
	Total Metals & Mining	$131,954,057

	Mortgage Real Estate Investment Trusts (REITs) — 0.7%
1,527,394	AGNC Investment Corp.	$ 15,273,940
944,060	Angel Oak Mortgage, Inc.	8,562,624
528,740	Ladder Capital Corp.	5,588,782
906,673	Rithm Capital Corp.	9,946,203
511,976	Two Harbors Investment Corp.	4,976,407
	Total Mortgage Real Estate Investment Trusts (REITs)	$44,347,956

	Office REITs — 0.2%
28,433	BXP, Inc.	$ 2,024,145
183,641	Douglas Emmett, Inc.	2,376,315
122,121	SL Green Realty Corp.	6,270,913
	Total Office REITs	$10,671,373

	Oil, Gas & Consumable Fuels — 3.2%
835,639	BW LPG, Ltd. (144A)	$ 11,087,680
1,340,309	BW LPG, Ltd. (144A)	18,027,156
135,487	Cheniere Energy, Inc.	28,723,244
91,406	Civitas Resources, Inc.	2,635,235
37,776	Energy Transfer LP	635,770
350,280	Eni S.p.A.	6,437,394
594,844	Enterprise Products Partners LP	18,315,247
47,954(b)+#	LUKOIL PJSC	—
64,722	MPLX LP	3,285,289
162,817	Ovintiv, Inc.	6,107,266
1,269,779	Permian Resources Corp.	15,948,424
364,794	Plains All American Pipeline LP	6,000,861
1,271,403(b)+#	Rosneft Oil Co. PJSC	—
1,011,142	Shell Plc (A.D.R.)	75,754,758
151,800	Tourmaline Oil Corp.	6,676,797
93,812	Viper Energy, Inc., Class A	3,523,579
249,581	Western Midstream Partners LP	9,351,800
	Total Oil, Gas & Consumable Fuels	$212,510,500

	Pharmaceuticals — 4.3%
314,370	Johnson & Johnson	$ 59,375,062
5Victory Pioneer Multi-Asset Income Fund | 10/31/25

Shares		Value
	Pharmaceuticals — (continued)
5,116,252	Pfizer, Inc.	$ 126,115,612
962,021	Sanofi S.A.	97,137,319
	Total Pharmaceuticals	$282,627,993

	Real Estate Management & Development — 0.1%
5,026,000	Sino Land Co., Ltd.	$ 6,241,630
	Total Real Estate Management & Development	$6,241,630

	Semiconductors & Semiconductor Equipment — 0.8%
145,684(b)	Advanced Micro Devices, Inc.	$ 37,312,586
76,909	QUALCOMM, Inc.	13,912,838
	Total Semiconductors & Semiconductor Equipment	$51,225,424

	Software — 0.2%
34,887(b)	Adobe, Inc.	$ 11,872,395
	Total Software	$11,872,395

	Specialized REITs — 0.2%
55,229	Crown Castle, Inc.	$ 4,982,761
122,382	Gaming and Leisure Properties, Inc.	5,465,580
	Total Specialized REITs	$10,448,341

	Technology Hardware, Storage & Peripherals — 1.6%
694,100	FUJIFILM Holdings Corp.	$ 16,124,054
1,177,159	Samsung Electronics Co., Ltd.	88,818,805
	Total Technology Hardware, Storage & Peripherals	$104,942,859

	Trading Companies & Distributors — 0.2%
15,177	United Rentals, Inc.	$ 13,221,899
	Total Trading Companies & Distributors	$13,221,899

	Total Common Stocks (Cost $2,782,635,742)	$3,268,922,668

Principal Amount USD ($)
Asset Backed Securities — 1.0% of Net Assets
3,061,826	ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31 (144A)	$ 3,104,232
Victory Pioneer Multi-Asset Income Fund | 10/31/256

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,250,000	Auxilior Term Funding LLC, Series 2023-1A, Class E, 10.97%, 12/15/32 (144A)	$ 4,441,212
1,987,616	Avid Automobile Receivables Trust, Series 2023-1, Class C, 7.35%, 12/15/27 (144A)	1,994,259
483,751(c)	Blackbird Capital Aircraft Lease Securitization, Ltd., Series 2016-1A, Class B, 5.682%, 12/16/41 (144A)	483,045
940,606(a)	CAL Receivables LLC, Series 2022-1, Class B, 8.584% (SOFR30A + 435 bps), 10/15/26 (144A)	940,162
4,350,000(d)	CFMT LLC, Series 2023-HB12, Class M2, 4.25%, 4/25/33 (144A)	4,280,682
1,600,000(d)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	1,566,094
9,330,000	Exeter Automobile Receivables Trust, Series 2025-2A, Class E, 7.81%, 10/15/32 (144A)	9,534,852
4,198,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class F, 7.00%, 6/20/35 (144A)	3,851,802
518,276	JP Morgan Chase Bank NA - CACLN, Series 2021-2, Class G, 8.482%, 12/26/28 (144A)	518,645
1,000,000	Libra Solutions LLC, Series 2025-1A, Class C, 9.90%, 8/15/39 (144A)	999,902
1,465,461	LL ABS Trust, Series 2022-1A, Class D, 7.83%, 11/15/29 (144A)	1,480,577
2,000,000	Merchants Fleet Funding LLC, Series 2023-1A, Class E, 10.80%, 5/20/36 (144A)	2,035,266
10,220,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class C, 10.42%, 7/20/29 (144A)	10,321,796
1,664,000	Octane Receivables Trust 2022-1, Series 2022-1A, Class E, 7.33%, 12/20/29 (144A)	1,687,810
1,299,152	PEAR LLC, Series 2023-1, Class C, 10.00%, 7/15/35 (144A)	1,303,625
1,800,000(d)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	93,600
500,000	Rosy Blue Carat SCS, Series 2018-1, Class A1R, 8.481%, 3/15/30 (144A)	508,450
7Victory Pioneer Multi-Asset Income Fund | 10/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
960,743	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	$ 972,805
4,500,000	SCF Equipment Leasing LLC, Series 2022-1A, Class F, 6.00%, 7/20/32 (144A)	4,480,236
1,338,000	SCF Equipment Leasing LLC, Series 2022-2A, Class E, 6.50%, 6/20/35 (144A)	1,339,225
2,500,000(e)	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	2,008,903
5,000,000(e)	Tricolor Auto Securitization Trust, Series 2023-1A, Class E, 13.45%, 6/15/28 (144A)	3,896,402
1,799,236	Westgate Resorts LLC, Series 2023-1A, Class D, 10.14%, 12/20/37 (144A)	1,844,410
	Total Asset Backed Securities (Cost $64,369,741)	$63,687,992

	Collateralized Mortgage Obligations—2.0% of Net Assets
2,400,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class B1, 9.683% (SOFR30A + 550 bps), 1/26/32 (144A)	$ 2,468,804
4,020,000(a)	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, 7.547% (SOFR30A + 336 bps), 1/25/40 (144A)	4,120,358
8,501,543(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, 7.297% (SOFR30A + 311 bps), 1/25/40 (144A)	8,680,836
4,610,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 10.183% (SOFR30A + 600 bps), 10/25/41 (144A)	4,791,542
3,688,000(a)	Connecticut Avenue Securities Trust, Series 2021-R02, Class 2B2, 10.383% (SOFR30A + 620 bps), 11/25/41 (144A)	3,848,327
5,895,000(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B2, 9.683% (SOFR30A + 550 bps), 12/25/41 (144A)	6,136,081
5,360,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2, 10.183% (SOFR30A + 600 bps), 12/25/41 (144A)	5,611,006
6,000,000(a)	Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2, 11.183% (SOFR30A + 700 bps), 4/25/42 (144A)	6,450,178
Victory Pioneer Multi-Asset Income Fund | 10/31/258

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
899,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 11.933% (SOFR30A + 775 bps), 1/25/51 (144A)	$ 988,645
2,376,790(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M1, 6.483% (SOFR30A + 230 bps), 11/25/51 (144A)	2,380,461
2,675,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA6, Class B2, 9.833% (SOFR30A + 565 bps), 12/25/50 (144A)	3,087,812
1,900,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA5, Class B2, 11.583% (SOFR30A + 740 bps), 11/25/50 (144A)	2,334,412
2,765,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA1, Class B2, 8.933% (SOFR30A + 475 bps), 1/25/51 (144A)	3,065,171
795,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA2, Class B2, 10.183% (SOFR30A + 600 bps), 8/25/33 (144A)	980,001
2,170,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class B2, 10.433% (SOFR30A + 625 bps), 10/25/33 (144A)	2,693,717
3,530,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class B2, 9.683% (SOFR30A + 550 bps), 1/25/34 (144A)	4,224,937
3,480,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class B2, 11.983% (SOFR30A + 780 bps), 11/25/41 (144A)	3,689,657
5,405,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA1, Class B2, 9.183% (SOFR30A + 500 bps), 8/25/33 (144A)	6,310,337
1,310,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA2, Class B2, 9.633% (SOFR30A + 545 bps), 12/25/33 (144A)	1,549,877
9Victory Pioneer Multi-Asset Income Fund | 10/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,970,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class B2, 10.433% (SOFR30A + 625 bps), 9/25/41 (144A)	$ 2,042,076
3,450,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class B2, 11.283% (SOFR30A + 710 bps), 1/25/42 (144A)	3,652,082
2,650,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B2, 12.683% (SOFR30A + 850 bps), 2/25/42 (144A)	2,864,326
6,608,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA3, Class B2, 12.447% (SOFR30A + 826 bps), 7/25/49 (144A)	7,454,421
3,150,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA4, Class B2, 10.547% (SOFR30A + 636 bps), 10/25/49 (144A)	3,499,808
8,395,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR3, Class B2, 9.271% (SOFR30A + 491 bps), 9/25/47 (144A)	9,025,281
3,020,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR4, Class B2, 9.297% (SOFR30A + 511 bps), 11/25/47 (144A)	3,284,893
12,165	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	4,781
176,418	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	2
1,099,073(a)	Home Re, Ltd., Series 2023-1, Class M1B, 8.783% (SOFR30A + 460 bps), 10/25/33 (144A)	1,127,405
5,750,000(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class CE, 13.047% (SOFR30A + 886 bps), 10/25/49 (144A)	5,875,333
1,608,808(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.547% (SOFR30A + 336 bps), 10/25/49 (144A)	1,632,613
2,164,954(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.047% (SOFR30A + 386 bps), 3/25/50 (144A)	2,201,581
Victory Pioneer Multi-Asset Income Fund | 10/31/2510

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,880,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.797% (SOFR30A + 1,061 bps), 2/25/47 (144A)	$ 7,170,484
4,056,755(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.583% (SOFR30A + 340 bps), 11/25/33 (144A)	4,093,516
	Total Collateralized Mortgage Obligations (Cost $118,600,576)	$127,340,761

	Commercial Mortgage-Backed Securities—0.8% of Net Assets
9,600,000(a)	AG Trust, Series 2024-NLP, Class B, 6.796% (1 Month Term SOFR + 276 bps), 7/15/41 (144A)	$ 9,624,123
5,000,000(d)	BBCMS Mortgage Trust, Series 2024-5C27, Class AS, 6.41%, 7/15/57	5,248,354
5,000,000	BBCMS Mortgage Trust, Series 2024-C28, Class A5, 5.403%, 9/15/57	5,229,096
4,311,000(d)	Benchmark Mortgage Trust, Series 2024-V8, Class AM, 6.628%, 7/15/57	4,570,363
1,495,585(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class A, 5.734% (SOFR30A + 150 bps), 2/15/37 (144A)	1,496,324
8,145,000(a)	BX Trust, Series 2021-ARIA, Class E, 6.391% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	8,142,469
4,030,000(a)	BX Trust, Series 2021-ARIA, Class G, 7.289% (1 Month Term SOFR + 326 bps), 10/15/36 (144A)	4,024,992
6,310,000	MCR Mortgage Trust, Series 2024-TWA, Class F, 10.382%, 6/12/39 (144A)	6,468,190
6,440,000	SLG Office Trust, Series 2021-OVA, Class D, 2.851%, 7/15/41 (144A)	5,587,385
3,225,367(d)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	3,267,176
	Total Commercial Mortgage-Backed Securities (Cost $52,809,067)	$53,658,472

11Victory Pioneer Multi-Asset Income Fund | 10/31/25

Principal Amount USD ($)		Value
	Convertible Corporate Bonds — 0.5% of Net Assets
	REITS — 0.5%
4,895,000	PennyMac Corp., 5.50%, 3/15/26	$ 4,865,630
24,685,100	Redwood Trust, Inc., 7.75%, 6/15/27	24,598,702
	Total REITS	$29,464,332

	Total Convertible Corporate Bonds (Cost $28,302,524)	$29,464,332

	Corporate Bonds — 2.6% of Net Assets
	Advertising — 0.0%†
1,860,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 1,825,121
570,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	565,684
	Total Advertising	$2,390,805

	Aerospace & Defense — 0.0%†
167,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	$ 167,559
	Total Aerospace & Defense	$167,559

	Airlines — 0.0%†
228,627	British Airways Pass-Through Trust, 8.375%, 11/15/28 (144A)	$ 240,579
	Total Airlines	$240,579

	Banks — 1.8%
EUR5,300,000(d)(f)	ABN AMRO Bank NV, 4.75% (5 Year EUR Swap + 390 bps)	$ 6,142,474
2,600,000(d)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	2,371,892
10,000,000(d)(f)	Barclays Plc, 6.125% (5 Year CMT Index + 587 bps)	10,011,440
2,500,000(d)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	2,225,327
4,917,000(d)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	5,901,528
10,000,000(d)(f)	Lloyds Banking Group Plc, 6.75% (5 Year CMT Index + 315 bps)	10,302,880
6,220,000(d)	Societe Generale S.A., 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	6,558,327
9,300,000(d)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	8,616,482
Victory Pioneer Multi-Asset Income Fund | 10/31/2512

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
31,703,000(d)(f)	UBS Group AG, 3.875% (5 Year CMT Index + 310 bps) (144A)	$ 31,293,442
29,708,000(d)(f)	UBS Group AG, 4.875% (5 Year CMT Index + 340 bps) (144A)	29,166,028
7,425,000(d)(f)	UBS Group AG, 5.125% (5 Year CMT Index + 486 bps)	7,397,156
	Total Banks	$119,986,976

	Diversified Financial Services — 0.1%
3,000,000(d)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	$ 3,063,060
4,675,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	4,813,100
	Total Diversified Financial Services	$7,876,160

	Multi-National — 0.6%
TRY197,470,000	European Bank for Reconstruction & Development, 28.00%, 9/27/27	$ 4,293,214
BRL26,000,000	International Finance Corp., 10.75%, 2/15/28	4,709,088
BRL153,575,000	International Finance Corp., 11.50%, 1/16/30	28,152,104
	Total Multi-National	$37,154,406

	Pipelines — 0.1%
3,328,000	Oneok, Inc., 5.60%, 4/1/44	$ 3,138,470
	Total Pipelines	$3,138,470

	Transportation — 0.0%†
2,065,000	Danaos Corp., 8.50%, 3/1/28 (144A)	$ 2,080,145
	Total Transportation	$2,080,145

	Total Corporate Bonds (Cost $157,152,480)	$173,035,100

	Insurance-Linked Securities — 1.6% of Net Assets#
	Event Linked Bonds — 1.1%
	Earthquakes – California — 0.0%†
500,000(a)	Sutter Re, 10.60%, (FHMMUSTF + 675 bps), 6/19/26 (144A)	$ 511,250
13Victory Pioneer Multi-Asset Income Fund | 10/31/25

Principal Amount USD ($)		Value
	Earthquakes – California — (continued)
250,000(a)	Torrey Pines Re, 9.916%, (JMMMUSTF + 604 bps), 6/7/27 (144A)	$ 261,725
250,000(a)	Torrey Pines Re, 10.986%, (JMMMUSTF + 711 bps), 6/7/27 (144A)	260,300
		$1,033,275

	Earthquakes – U.S. — 0.0%†
500,000(a)	Acorn Re, 6.934%, (GSMMUSTF + 310 bps), 11/7/25 (144A)	$ 499,500
500,000(a)	Acorn Re, 6.934%, (GSMMUSTF + 310 bps), 11/5/27 (144A)	510,800
1,000,000(a)	Ursa Re, 9.378%, (GSMMUSTI + 550 bps), 12/6/25 (144A)	1,001,500
		$2,011,800

	Flood – U.S. — 0.1%
1,500,000(a)	FloodSmart Re, 18.21%, (FHMMUSTF + 1,436 bps), 3/12/27 (144A)	$ 1,605,750
1,000,000(a)	FloodSmart Re, 21.00%, (FHMMUSTF + 1,715 bps), 3/11/26 (144A)	1,035,900
		$2,641,650

	Health – U.S. — 0.1%
1,750,000(a)	Vitality Re XIII, 5.85%, (FHMMUSTF + 200 bps), 1/6/26 (144A)	$ 1,750,700
3,250,000(a)	Vitality Re XIV, 7.35%, (FHMMUSTF + 350 bps), 1/5/27 (144A)	3,323,450
600,000(a)	Vitality Re XIV, 8.35%, (FHMMUSTF + 450 bps), 1/5/27 (144A)	615,300
		$5,689,450

	Multiperil – Florida — 0.0%†
650,000(a)	Sanders Re, 11.58%, (BRMMUSDF + 772 bps), 6/5/26 (144A)	$ 675,350
	Multiperil – U.S. — 0.4%
500,000(a)	Aquila Re, 9.25%, (BRMMUSDF + 539 bps), 6/7/27 (144A)	$ 520,800
250,000(a)	Bonanza Re, 7.60%, (MSMMUSTF + 375 bps), 12/19/27 (144A)	253,800
1,000,000(a)	Bonanza Re, 9.35%, (MSMMUSTF + 550 bps), 12/19/27 (144A)	1,031,900
250,000(a)	Four Lakes Re, 9.36%, (BRMMUSDF + 550 bps), 1/7/28 (144A)	254,325
Victory Pioneer Multi-Asset Income Fund | 10/31/2514

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Four Lakes Re, 9.601%, (3 Month U.S. Treasury Bill + 580 bps), 1/7/27 (144A)	$ 256,475
250,000(a)	Four Lakes Re, 10.67%, (BRMMUSDF + 681 bps), 1/7/26 (144A)	252,250
250,000(a)	Four Lakes Re, 12.11%, (BRMMUSDF + 825 bps), 1/7/28 (144A)	258,425
250,000(a)	Four Lakes Re, 12.78%, (BRMMUSDF + 892 bps), 1/7/27 (144A)	258,150
1,000,000(a)	Fuchsia 2024-1 , 8.99%, (FRMMUSTI + 514 bps), 4/6/28 (144A)	1,029,000
500,000(a)	Herbie Re, 11.051%, (3 Month U.S. Treasury Bill + 725 bps), 1/8/29 (144A)	519,050
2,000,000(a)	High Point Re, 9.50%, (BRMMUSDF + 564 bps), 1/6/27 (144A)	2,050,000
750,000(a)	Merna Re II, 11.348%, (GSMMUSTI + 747 bps), 7/7/27 (144A)	800,775
1,300,000(a)	Merna Re II, 12.258%, (GSMMUSTI + 838 bps), 7/7/26 (144A)	1,363,570
1,500,000(a)	Merna Re II, 12.368%, (GSMMUSTI + 849 bps), 7/7/27 (144A)	1,571,550
250,000(a)	Mystic Re, 7.801%, (3 Month U.S. Treasury Bill + 400 bps), 1/10/28 (144A)	255,525
1,750,000(a)	Mystic Re, 15.878%, (GSMMUSTI + 1,200 bps), 1/8/27 (144A)	1,860,250
1,000,000(a)	Residential Re, 9.181%, (3 Month U.S. Treasury Bill + 538 bps), 12/6/28 (144A)	1,043,400
500,000(a)	Residential Re, 9.581%, (3 Month U.S. Treasury Bill + 578 bps), 12/8/25 (144A)	501,250
750,000(a)	Residential Re, 9.771%, (3 Month U.S. Treasury Bill + 597 bps), 12/6/27 (144A)	796,650
1,000,000(a)	Residential Re, 10.741%, (3 Month U.S. Treasury Bill + 694 bps), 12/6/28 (144A)	1,043,600
500,000(a)	Residential Re, 11.391%, (3 Month U.S. Treasury Bill + 759 bps), 12/6/26 (144A)	524,050
1,250,000(a)	Residential Re, 12.501%, (1 Month U.S. Treasury Bill + 870 bps), 12/6/27 (144A)	1,331,875
15Victory Pioneer Multi-Asset Income Fund | 10/31/25

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
750,000(a)	Residential Re, 16.001%, (3 Month U.S. Treasury Bill + 1,220 bps), 12/8/25 (144A)	$ 755,775
2,500,000(a)	Sanders Re, 7.87%, (JMMMUSTF + 399 bps), 4/7/29 (144A)	2,549,750
2,500,000(a)	Sanders Re, 9.24%, (JMMMUSTF + 536 bps), 4/7/29 (144A)	2,597,750
750,000(a)	Sanders Re, 9.42%, (BRMMUSDF + 556 bps), 4/7/28 (144A)	793,050
800,000(a)	Sanders Re III, 7.20%, (BRMMUSDF + 334 bps), 4/7/26 (144A)	807,920
1,600,000(a)	Sanders Re III, 9.33%, (BRMMUSDF + 547 bps), 4/7/27 (144A)	1,663,840
250,000(a)	Solomon Re, 9.398%, (GSMMUSTI + 552 bps), 6/8/26 (144A)	256,100
250,000(a)	Topanga Re, 8.63%, (BRMMUSDF + 477 bps), 1/8/26 (144A)	249,000
		$27,449,855

	Multiperil – U.S. & Canada — 0.1%
750,000(a)	Atlas Re, 16.432%, (SOFR + 1,222 bps), 6/8/27 (144A)	$ 835,800
500,000(a)	Easton Re, 11.301%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	513,650
250,000(a)	Galileo Re, 10.878%, (GSMMUSTI + 700 bps), 1/8/26 (144A)	252,250
1,250,000(a)	Galileo Re, 10.878%, (GSMMUSTI + 700 bps), 1/7/28 (144A)	1,311,500
250,000(a)	Kilimanjaro II Re, 10.11%, (BRMMUSDF + 625 bps), 6/30/28 (144A)	261,400
750,000(a)	Kilimanjaro II Re, 11.11%, (BRMMUSDF + 725 bps), 6/30/28 (144A)	789,525
250,000(a)	Kilimanjaro III Re, 15.11%, (BRMMUSDF + 1,125 bps), 4/20/26 (144A)	261,100
1,000,000(a)	Mona Lisa Re, 16.36%, (BRMMUSDF + 1,250 bps), 1/8/26 (144A)	1,019,500
		$5,244,725

	Multiperil – U.S. Regional — 0.0%†
500,000(a)	Aquila Re, 11.12%, (BNMMDTSC + 726 bps), 6/8/26 (144A)	$ 518,500
Victory Pioneer Multi-Asset Income Fund | 10/31/2516

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. Regional — (continued)
250,000(a)	Aquila Re, 12.69%, (BNMMDTSC + 883 bps), 6/8/26 (144A)	$ 261,575
1,300,000(a)	Locke Tavern Re, 8.84%, (GSMMUSTI + 496 bps), 4/9/26 (144A)	1,322,230
		$2,102,305

	Multiperil – Worldwide — 0.1%
1,250,000(a)	Atlas Capital, 11.771%, (SOFR + 757 bps), 6/5/26 (144A)	$ 1,295,250
750,000(a)	Cat Re 2001, 16.92%, (JMMMUSTF + 1,304 bps), 1/8/27 (144A)	787,350
1,000,000(a)	Kendall Re, 10.128%, (GSMMUSTI + 625 bps), 4/30/27 (144A)	1,051,600
500,000(a)	Silk Road Re, 9.86%, (BNMMDTSC + 600 bps), 1/10/28 (144A)	505,000
		$3,639,200

	Windstorm – Florida — 0.1%
1,000,000(a)	First Coast Re, 9.94%, (3 Month U.S. Treasury Bill + 994 bps), 4/7/26 (144A)	$ 1,034,500
250,000(a)	Marlon Re, 11.186%, (JMMMUSTF + 731 bps), 6/7/27 (144A)	267,550
750,000(a)	Merna Re II, 12.628%, (GSMMUSTI + 875 bps), 7/7/27 (144A)	798,975
250,000(a)	Palm Re, 13.501%, (1 Month U.S. Treasury Bill + 970 bps), 6/7/27 (144A)	267,350
500,000(a)	Purple Re, 12.927%, (1 Month U.S. Treasury Bill + 913 bps), 6/7/27 (144A)	531,950
		$2,900,325

	Windstorm – Massachusetts — 0.0%†
1,000,000(a)	Mayflower Re, 8.775%, (FHMMUSTF + 493 bps), 7/8/27 (144A)	$ 1,031,000
	Windstorm – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 16.345%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 264,350
250,000(a)	International Bank for Reconstruction & Development, 17.845%, (SOFR + 1,372 bps), 4/24/28 (144A)	273,000
		$537,350

17Victory Pioneer Multi-Asset Income Fund | 10/31/25

Principal Amount USD ($)		Value
	Windstorm – North Carolina — 0.0%†
750,000(a)	Blue Ridge Re, 9.10%, (FHMMUSTF + 525 bps), 1/8/27 (144A)	$ 775,950
1,250,000(a)	Blue Ridge Re, 11.84%, (FHMMUSTF + 799 bps), 1/8/27 (144A)	1,321,875
		$2,097,825

	Windstorm – Texas — 0.1%
500,000(a)	Alamo Re, 10.39%, (FHMMUSTF + 654 bps), 6/7/27 (144A)	$ 529,350
250,000(a)	Alamo Re, 12.284%, (FHMMUSTF + 843 bps), 6/7/27 (144A)	268,600
1,500,000(a)	Alamo Re, 12.93%, (FHMMUSTF + 908 bps), 6/7/26 (144A)	1,572,600
		$2,370,550

	Windstorm – U.S. — 0.1%
250,000(a)	Bonanza Re, 11.88%, (MSMMUSTF + 803 bps), 1/8/26 (144A)	$ 252,375
1,750,000(a)	Cape Lookout Re, 11.052%, (FHMMUSTF + 720 bps), 4/28/26 (144A)	1,803,025
600,000(a)	Gateway Re, 17.741%, (1 Month U.S. Treasury Bill + 1,394 bps), 2/24/26 (144A)	624,300
1,600,000(a)	Merna Re II, 14.348%, (GSMMUSTI + 1,047 bps), 7/7/26 (144A)	1,700,960
1,500,000(a)	Queen Street Re, 11.301%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	1,507,500
		$5,888,160

	Windstorm – U.S. Multistate — 0.0%†
250,000(a)	Gateway Re, 9.701%, (1 Month U.S. Treasury Bill + 590 bps), 7/8/27 (144A)	$ 260,575
	Windstorm – U.S. Regional — 0.0%†
1,000,000(a)	Citrus Re, 10.45%, (BRMMUSDF + 659 bps), 6/7/26 (144A)	$ 1,033,400
	Winterstorm – Florida — 0.0%†
2,000,000(a)	Lightning Re, 14.878%, (GSMMUSTI + 1,100 bps), 3/31/26 (144A)	$ 2,080,200
	Total Event Linked Bonds	$68,686,995

Victory Pioneer Multi-Asset Income Fund | 10/31/2518

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Face Amount USD ($)		Value
	Collateralized Reinsurance — 0.1%
	Multiperil – U.S. — 0.1%
5,272,146(b)(g)+	PI0047 2024-1, 12/31/29	$ 5,715,062
	Multiperil – Worldwide — 0.0%†
4,000,000(b)(g)+	Gamboge Re, 3/31/30	$ 1,860,800
1,000,000(b)(g)+	Merion Re 2025-1, 12/31/30	1,014,311
250,000(b)(g)+	Old Head Re 2025, 12/31/30	250,226
500,000(b)(g)+	Pine Valley Re 2025, 12/31/29	497,555
		$3,622,892

	Total Collateralized Reinsurance	$9,337,954

	Reinsurance Sidecars — 0.4%
	Multiperil – U.S. — 0.0%†
2,500,000(b)(g)+	Carnoustie Re 2025, 12/31/30	$ 2,650,000
1,500,000(b)(h)+	Harambee Re 2019, 12/31/25	—
		$2,650,000

	Multiperil – Worldwide — 0.4%
1,000,000(b)(h)+	Alturas Re 2021-3, 7/31/26	$ 28,000
24,956(b)(h)+	Alturas Re 2022-2, 12/31/27	884
2,000,000(b)(g)+	Banbury-PI0050 Re 2024, 3/31/30	2,096,508
4,000,000(b)(g)+	Bantry Re 2025, 12/31/30	4,174,158
2,000,000(b)(g)+	Berwick Re 2025, 12/31/30	2,050,827
1,000,000(b)(g)+	Clearwater Re 2025, 12/31/30	1,078,835
3,000,000(b)(g)+	Gullane Re 2025, 12/31/30	2,833,866
2,500,000(b)(g)+	Pangaea Re 2025-1, 12/31/30	2,361,555
3,871(b)(g)+	Sector Re V, 12/1/28 (144A)	106,259
3,500,000(b)(g)+	Sector Re V, 12/1/29 (144A)	4,443,250
3,000,000(b)(g)+	Sector Re V, 12/1/29 (144A)	3,808,500
1,000,000(b)(h)+	Thopas Re 2020, 12/31/25	4,500
1,500,000(b)(h)+	Thopas Re 2021, 12/31/25	7,200
2,500,000(b)(h)+	Thopas Re 2023, 12/31/28	—
2,500,000(b)(h)+	Thopas Re 2024, 12/31/29	12,250
2,500,000(b)(g)+	Thopas Re 2025, 12/31/30	2,764,250
1,500,000(b)(h)+	Viribus Re 2019, 12/31/25	—
2,000,000(h)+	Viribus Re 2023, 12/31/28	45,400
333,333(h)+	Viribus Re 2024, 12/31/29	34,233
		$25,850,475

	Total Reinsurance Sidecars	$28,500,475

	Total Insurance-Linked Securities (Cost $98,242,307)	$106,525,424

19Victory Pioneer Multi-Asset Income Fund | 10/31/25

Principal Amount USD ($)		Value
	Foreign Government Bonds — 1.4% of Net Assets
	Argentina — 0.3%
ARS20,473,472,080	Bono Del Tesoro Nacional Capitalizable en Pesos, 2.600%, 2/13/26	$ 17,858,884
	Total Argentina	$17,858,884

	Brazil — 0.4%
BRL186,200,000	Brazil Letras do Tesouro Nacional, 0.000%, 4/1/27	$ 28,941,915
	Total Brazil	$28,941,915

	Hungary — 0.1%
HUF1,441,490,000	Hungary Government Bond, 4.500%, 5/27/32	$ 3,824,826
	Total Hungary	$3,824,826

	Indonesia — 0.2%
IDR161,493,000,000	Indonesia Treasury Bond, 6.875%, 4/15/29	$ 10,172,214
	Total Indonesia	$10,172,214

	Philippines — 0.2%
PHP576,400,000	Philippine Government Bond, 6.750%, 9/15/32	$ 10,300,057
	Total Philippines	$10,300,057

	Russia — 0.0%
RUB61,885,000(e)+#	Russian Federal Bond - OFZ, 7.700%, 3/23/33	$ —
RUB59,074,000(e)+#	Russian Federal Bond - OFZ, 8.150%, 2/3/27	—
	Total Russia	$—

	Trinidad — 0.0%†
2,113,000	Trinidad & Tobago Government International Bond, 4.500%, 8/4/26 (144A)	$ 2,086,587
	Total Trinidad	$2,086,587

	Turkey — 0.2%
TRY176,759,679	Turkiye Government Bond, 12.400%, 3/8/28	$ 2,739,747
TRY521,808,900	Turkiye Government Bond, 36.000%, 8/12/26	12,248,193
	Total Turkey	$14,987,940

	Total Foreign Government Bonds (Cost $91,559,482)	$88,172,423

Victory Pioneer Multi-Asset Income Fund | 10/31/2520

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Equity Linked Notes — 19.5% of Net Assets
	Aerospace & Defense — 0.2%
EUR118,900	BNP Paribas (Hensoldt AG), 21.08%, 3/30/26 (144A)	$ 10,673,461
	Total Aerospace & Defense	$10,673,461

	Apparel Retail — 0.1%
27,600	Bank of America NA (Lululemon Athletica In), 13.63%, 4/7/26	$ 5,296,716
	Total Apparel Retail	$5,296,716

	Auto Manufacturers — 0.2%
234,800	Citigroup (General Motors Company), 10.70%, 11/3/26 (144A)	$ 16,222,332
	Auto Manufacturers	$16,222,332

	Banks — 0.7%
485,100	Royal Bank of Canada (Barrick Gold Corp.), 11.76%, 3/4/26 (144A)	$ 9,835,233
227,900	Royal Bank of Canada (Citizens Financial Group, Inc.), 11.55%, 12/23/25 (144A)	11,217,238
221,900	Royal Bank of Canada (Uber Technologies, Inc.), 12.77%, 2/24/26 (144A)	18,962,464
215,900	Royal Bank of Canada (Ovintiv, Inc.), 13.39%, 9/18/26 (144A)	8,373,682
	Total Banks	$48,388,617

	Basic Materials — 1.5%
1,014,500	Bank Of America (Barrick Mining Corp.), 12.00%, 6/24/26	$ 23,079,875
384,000	Bank of America (Newmont Corp.), 12.84%, 6/24/26	23,512,704
496,500	Citigroup (Usa Rare Earth, Inc.), 85.15%, 2/2/26	9,656,925
416,500(i)	Hsbc Bank Plc ( Barrick Mining Corp.), 15.00%, 11/2/26	13,155,152
2,841,300	JP Morgan Structured Products (BV B2Gold Corp.), 6/24/26	11,336,787
389,500	Wells Fargo Bank NA (Teck Resources Ltd.), 12.41%, 7/13/26	16,487,535
	Total Basic Materials	$97,228,978

21Victory Pioneer Multi-Asset Income Fund | 10/31/25

Principal Amount USD ($)		Value
	Beverages — 0.3%
258,400	Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.), 23.55%, 11/10/25 (144A)	$ 9,810,156
300,300	Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.), 23.58%, 12/1/25 (144A)	9,825,786
	Total Beverages	$19,635,942

	Beverages - Non-Alcoholic — 0.2%
338,200	Mizuho Markets (Celsius Holdings, Inc.), 27.00%, 3/12/26	$ 11,089,409
	Total Beverages - Non-Alcoholic	$11,089,409

	Biotechnology — 0.3%
96,000	BNP Paribas Issuance BV (Biontech SE), 17.02%, 6/18/26 (144A)	$ 10,333,440
12,000	Citigroup Global Markets Holdings, Inc. (Regeneron Pharmaceuticals, Inc.), 11.00%, 1/27/26 (144A)	7,947,540
	Total Biotechnology	$18,280,980

	Building Materials — 0.2%
89,300	Goldman Sachs (CRH Plc), 10.60%, 3/18/26	$ 9,821,661
	Total Building Materials	$9,821,661

	Chemicals — 0.1%
172,200	Canadian Imperial Bank of Commerce (Celanese Corp.), 18.15%, 3/16/26	$ 7,029,187
	Total Chemicals	$7,029,187

	Computer Hardware — 0.1%
42,000	JP Morgan (Dell Technologies), 17.27%, 10/26/26	$ 6,612,900
	Total Computer Hardware	$6,612,900

	Construction & Engineering — 0.1%
31,700	JP Morgan (Mastec, Inc.), 15.42%, 10/26/26	$ 6,576,482
	Total Construction & Engineering	$6,576,482

	Consumer Discretionary — 0.5%
574,600(i)	Bank of America (Brightstar Lottery PLC), 8/24/26	$ 8,871,824
Victory Pioneer Multi-Asset Income Fund | 10/31/2522

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Consumer Discretionary — (continued)
533,400	Bank of America (Draftkings, Inc.), 21.30%, 4/7/26	$ 16,679,418
368,000	Mizuho Markets (Brightstar Lottery PLC), 13.96%, 8/17/26	5,832,616
	Consumer Discretionary	$31,383,858

	Credit Services — 0.6%
219,500	Mizuho Markets (Paypal Holdings, Inc.), 11.12%, 9/29/26	$ 14,626,273
182,100	Wells Fargo Bank NA (PayPal Holdings, Inc.), 11.86%, 3/5/26	12,747,000
190,000	Royal Bank Of Canada (PayPal Holdings, Inc.), 11.93%, 3/12/26 (144A)	13,088,150
	Total Credit Services	$40,461,423

	Discount Stores — 0.5%
210,000	Bnp Paribas (BJ's Wholesale Club Holdings, Inc.), 9.43%, 10/14/26 (144A)	$ 19,013,400
137,200	Toronto-Dominion Bank (BJ's Wholesale Club), 10.68%, 3/13/26	12,555,858
	Total Discount Stores	$31,569,258

	Electrical Equipment & Parts — 0.2%
105,900	Wells Fargo Bank NA (Vertiv Holdings Co.), 18.88%, 3/26/26	$ 11,356,580
	Total Electrical Equipment & Parts	$11,356,580

	Financial Services — 0.5%
146,100	JP Morgan Structured Products (Paypal Holdings, Inc.), 11.91%, 6/25/26	$ 10,010,772
138,400	Mizuho Markets Cayman LP (Paypal Holdings, Inc.), 12.00%, 5/14/26	9,280,827
54,500	Toronto-Dominion Bank ( Abercrombie & Fitch Co.), 20.45%, 1/20/26	4,366,268
30,800	Wells Fargo (Coinbase Global, Inc.), 18.37%, 6/25/26	8,923,068
	Total Financial Services	$32,580,935

	Footwear & Accessories — 0.5%
209,900	Mizuho Markets Cayman LP (Crocs, Inc.), 15.34%, 7/10/26	$ 18,832,753
158,800	Mizuho Markets Cayman LP (Paypal Holdings, Inc.), 10.00%, 8/7/26	10,728,925
	Total Footwear & Accessories	$29,561,678

23Victory Pioneer Multi-Asset Income Fund | 10/31/25

Principal Amount USD ($)		Value
	Furnishings, Fixtures & Appliances — 0.4%
78,300	JP Morgan Structured Products BV (SharkNinja, Inc.), 14.07%, 2/27/26	$ 7,119,036
99,200	Royal Bank of Canada (Whirlpool Corp.), 18.92%, 3/20/26 (144A)	7,400,816
154,800	Bank Of America ( Whirlpool Corp.), 16.49%, 4/10/26	11,408,760
	Total Furnishings, Fixtures & Appliances	$25,928,612

	Gold — 0.3%
471,800	Mizuho Markets (Barrick Mining Corporation), 11.64%, 3/4/26	$ 9,777,583
3,026,300	Wells Fargo Bank NA (B2Gold Corporation), 18.36%, 5/6/26	9,532,845
	Total Gold	$19,310,428

	Healthcare-Products — 0.3%
146,100	Bank of America NA (Novo Nordisk A/S ), 12.57%, 12/31/25	$ 7,420,419
80,800	Hsbc Bank Plc (Biogen, Inc.), 11.35%, 10/14/26	12,284,024
	Total Healthcare-Products	$19,704,443

	Healthcare-Services — 0.5%
44,200	Citigroup Global Markets Holdings, Inc. (The Cigna Group), 11.98%, 12/31/25 (144A)	$ 10,888,670
57,900	HSBC Bank Plc (Humana, Inc.), 13.62%, 8/10/26	14,978,730
199,200	Mizuho Markets (Newamsterdam Pharma Company N.V.), 19.56%, 10/20/26	6,873,794
	Total Healthcare-Services	$32,741,194

	Household & Personal Products — 0.5%
317,000	JP Morgan Structured Products BV (The Estée Lauder Cos., Inc.), 17.65%, 12/3/25	$ 22,443,169
208,600	Wells Fargo Bank NA (Hims & Hers Health, Inc.), 33.00%, 5/8/26	7,855,876
	Total Household & Personal Products	$30,299,045

	Industrial Conglomerates — 0.4%
1,247,200	Bank Of America (Thyssen Krupp Ag), 19.45%, 6/29/26	$ 13,731,173
988,700	Bank of America (Thyssenkrupp AG), 17.00%, 9/23/26	13,513,354
	Total Industrial Conglomerates	$27,244,527

Victory Pioneer Multi-Asset Income Fund | 10/31/2524

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Internet — 1.4%
123,400	HSBC Bank PLC (Amazon.Com, Inc.), 9.35%, 7/28/26	$ 28,257,366
158,400	JP Morgan (Amazon.Com, Inc.), 9.39%, 9/24/26	38,663,856
102,600	Wells Fargo (Amazon.Com, Inc.), 9.01%, 9/17/26	24,305,940
	Total Internet	$91,227,162

	Internet & Direct Marketing Retail — 0.3%
91,300	Mizuho Markets Cayman LP (Alibaba Group Holding Limited ), 12.28%, 11/26/25	$ 8,841,857
127,100	Toronto-Dominion Bank (eBay Inc.), 9.86%, 12/5/25	9,100,233
	Total Internet & Direct Marketing Retail	$17,942,090

	Internet Content & Information — 0.3%
299,500	Wells Fargo (Pinterest, Inc.), 15.18%, 10/13/26	$ 9,533,085
187,500	Wells Fargo (Stubhub Holdings, Inc.), 34.45%, 10/16/26	3,348,750
57,500	Citigroup (Alphabet Inc.), 10.95%, 4/21/26 (144A)	9,808,730
	Total Internet Content & Information	$22,690,565

	Leisure Products — 0.1%
256,500	Goldman Sachs (Yeti Holdings, Inc.), 13.50%, 8/24/26	$ 8,603,010
	Total Leisure Products	$8,603,010

	Marine Shipping — 0.1%
907,600	Royal Bank Of Canada (Golden Ocean Group Limited), 17.41%, 3/12/26 (144A)	$ 6,379,198
	Total Marine Shipping	$6,379,198

	Metals & Mining — 0.3%
237,800	Bank of America (Barrick Gold Corp.), 11.70%, 11/21/25	$ 4,451,616
354,500	Mizuho Markets Cayman LP (Barrick Gold Corporation), 11.58%, 12/1/25	6,687,642
143,600	Mizuho Markets Cayman LP (Newmont Corp.), 12.60%, 12/1/25	6,812,169
	Total Metals & Mining	$17,951,427

25Victory Pioneer Multi-Asset Income Fund | 10/31/25

Principal Amount USD ($)		Value
	Oil, Gas & Consumable Fuels — 0.9%
350,700	Citigroup Global Markets Holdings, Inc./United States (HF Sinclair Corp.), 15.37%, 6/8/26 (144A)	$ 13,922,439
350,700	Mizuho Markets (Range Resources Corp.), 11.41%, 9/18/26	12,010,774
328,200	Mizuho Markets (Range Resources Corp.), 12.54%, 10/20/26	12,096,303
531,500	HSBC Bank Plc (Range Resources Corporation), 13.00%, 5/8/26	18,700,828
	Total Oil, Gas & Consumable Fuels	$56,730,344

	Personal Care Products — 0.1%
112,000	Bank of America NA (The Estee Lauder Companies, Inc.), 16.64%, 11/12/25	$ 8,579,200
	Total Personal Care Products	$8,579,200

	Rental & Leasing Services — 0.2%
25,500	JP Morgan Structured Products BV (United Rentals), 15.02%, 4/16/26	$ 15,616,593
	Total Rental & Leasing Services	$15,616,593

	Semiconductors & Semiconductor Equipment — 4.6%
92,500	Bank of America (Advanced Micro Devices, Inc.), 16.06%, 5/19/26	$ 10,452,944
145,300	Bank of America NA (Micron Technology, Inc.), 16.44%, 12/31/25	14,045,207
196,700	Citigroup Global Markets Holdings, Inc. (Microchip Technology, Inc.), 16.00%, 3/11/26 (144A)	11,647,591
85,900	Citigroup Global Markets Holdings, Inc. (Nvidia Corp.), 17.21%, 4/10/26 (144A)	10,305,414
54,500(i)	Hsbc Bank Plc (Advanced Micro Devices, Inc.), 10/20/26	13,048,390
80,400	JP Morgan (Ambarella, Inc.), 20.05%, 11/3/26	6,608,880
365,500	JP Morgan (Axcelis Technologies, Inc.), 17.00%, 8/17/26	28,033,850
162,600(i)	Merrill Lynch BV (Axcelis Technologies, Inc.), 12/19/25	12,973,041
77,300	Mizuho Markets (Advanced Micro Devices, Inc.), 15.29%, 9/22/26	13,248,524
44,500	Mizuho Markets (Advanced Micro Devices, Inc.), 18.09%, 10/16/26	9,837,259
Victory Pioneer Multi-Asset Income Fund | 10/31/2526

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Semiconductors & Semiconductor Equipment — (continued)
65,900	Mizuho Markets Cayman LP (Advanced Micro Devices, Inc.), 16.37%, 12/26/25	$ 9,126,491
74,500	Royal Bank of Canada (Advanced Micro DE), 16.31%, 11/7/25 (144A)	13,421,175
448,800	Wells Fargo Bank NA (Advanced Micro Devices, Inc.), 15.48%, 6/24/26	57,869,170
68,400	Wells Fargo Bank NA (Qualcomm Incorporated), 11.80%, 7/10/26	11,467,944
116,100	JP Morgan (Advanced Micro Devices, Inc.), 1.00%, 2/24/26	14,412,073
117,000	JP Morgan (Advanced Micro Devices, Inc.), 1.00%, 3/3/26	14,575,275
215,300	JP Morgan (NVIDIA Corporation), 16.87%, 4/13/26	26,318,539
149,900	Mizuho Markets (Advanced Micro Devices, Inc.), 16.49%, 5/6/26	15,689,283
160,100	Mizuho Markets (Axcelis Technologies, Inc.), 18.28%, 3/12/26	10,003,048
	Total Semiconductors & Semiconductor Equipment	$303,084,098

	Software — 0.8%
54,800	HSBC Bank Plc (Uber Technologies, Inc.), 1.00%, 11/26/25	$ 4,402,785
343,400	Wells Fargo Bank NA (Uber Technologies, Inc.), 14.20%, 12/31/25	22,746,823
66,600	Bank of America (Adobe, Inc.), 11.88%, 9/18/26	22,694,949
16,000	Toronto-Dominion Bank (Adobe, Inc.), 11.30%, 12/5/25	5,669,440
	Total Software	$55,513,997

	Software - Infrastructure — 0.8%
117,600	Citigroup (Twilio, Inc.), 16.72%, 9/24/26 (144A)	$ 13,218,828
1,902,100	JP Morgan (Worldline SA), 23.98%, 9/29/26	5,325,880
155,600	JP Morgan Structured Products BV (Oracle Corp.), 12.90%, 3/23/26	25,193,366
80,500	Mizuho Markets (Netapp, Inc.), 11.22%, 10/28/26	9,265,469
	Total Software - Infrastructure	$53,003,543

27Victory Pioneer Multi-Asset Income Fund | 10/31/25

Principal Amount USD ($)		Value
	Speciality Industrial Machinery — 0.2%
72,400	Citigroup Global Markets Holdings, Inc./United States (Generac Holdings, Inc.), 12.20%, 7/30/26 (144A)	$ 11,039,914
	Total Speciality Industrial Machinery	$11,039,914

	Travel Services — 0.1%
75,500	Mizuho Markets (Airbnb, Inc.), 14.10%, 5/8/26	$ 9,500,127
	Total Travel Services	$9,500,127

	Wireless Telecommunication Services — 0.1%
457,400	Goldman Sachs (Usa Rare Earth, Inc.), 43.86%, 11/6/26	$ 8,896,430
	Total Wireless Telecommunication Services	$8,896,430

	Total Equity Linked Notes (Cost $1,257,036,675)	$1,275,756,344

	U.S. Government and Agency Obligations — 18.1% of Net Assets
2,955,733	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	$ 2,574,993
3,485,835	Federal Home Loan Mortgage Corp., 2.500%, 7/1/51	3,027,585
1,460,043	Federal Home Loan Mortgage Corp., 2.500%, 11/1/51	1,269,231
433,090	Federal Home Loan Mortgage Corp., 2.500%, 2/1/52	375,570
513,644	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	464,784
1,563,155	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	1,422,366
1,928,792	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	1,744,602
7,453,110	Federal Home Loan Mortgage Corp., 4.500%, 10/1/53	7,370,837
10,752,043	Federal Home Loan Mortgage Corp., 4.500%, 4/1/54	10,520,559
6,804,511	Federal Home Loan Mortgage Corp., 5.000%, 5/1/53	6,816,219
36,643,119	Federal Home Loan Mortgage Corp., 5.000%, 6/1/53	36,626,840
4,232,184	Federal Home Loan Mortgage Corp., 5.000%, 3/1/54	4,245,536
Victory Pioneer Multi-Asset Income Fund | 10/31/2528

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,620,373	Federal Home Loan Mortgage Corp., 5.500%, 8/1/52	$ 5,708,122
1,050,307	Federal Home Loan Mortgage Corp., 5.500%, 11/1/52	1,065,414
7,560,485	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	7,706,619
1,782,364	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	1,808,124
15,412,919	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	15,722,798
18,019,926	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	18,266,826
4,365,721	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	4,428,868
5,592,763	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	5,685,854
15,955,165	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	16,171,324
11,921,935	Federal Home Loan Mortgage Corp., 5.500%, 9/1/53	12,174,382
21,017,230	Federal Home Loan Mortgage Corp., 5.500%, 10/1/53	21,441,828
8,193,478	Federal Home Loan Mortgage Corp., 5.500%, 11/1/53	8,319,533
4,259,644	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	4,346,486
3,155,651	Federal Home Loan Mortgage Corp., 5.500%, 2/1/54	3,203,643
7,619,252	Federal Home Loan Mortgage Corp., 5.500%, 4/1/54	7,759,391
4,976,527	Federal Home Loan Mortgage Corp., 5.500%, 4/1/54	5,054,070
1,878,883	Federal Home Loan Mortgage Corp., 5.500%, 5/1/54	1,906,878
1,698,252	Federal Home Loan Mortgage Corp., 5.500%, 5/1/54	1,723,296
2,672,531	Federal Home Loan Mortgage Corp., 5.500%, 5/1/54	2,715,903
3,783,866	Federal Home Loan Mortgage Corp., 5.500%, 6/1/54	3,839,666
2,365,186	Federal Home Loan Mortgage Corp., 5.500%, 7/1/54	2,405,279
29Victory Pioneer Multi-Asset Income Fund | 10/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,042,293	Federal Home Loan Mortgage Corp., 5.500%, 8/1/54	$ 2,076,078
18,883,406	Federal Home Loan Mortgage Corp., 5.500%, 8/1/54	19,147,727
3,841,429	Federal Home Loan Mortgage Corp., 5.500%, 9/1/54	3,904,974
2,002,866	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	2,033,575
1,976,055	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	1,999,757
3,679,647	Federal Home Loan Mortgage Corp., 5.500%, 11/1/54	3,771,446
6,271,766	Federal Home Loan Mortgage Corp., 5.500%, 11/1/54	6,384,661
5,261,501	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	5,323,742
4,871,550	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	4,949,107
6,976,199	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	7,057,654
7,973,752	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	8,131,474
2,815,060	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	2,864,625
15,848,594	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	16,129,805
3,890,826	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	3,960,863
7,027,638	Federal Home Loan Mortgage Corp., 5.500%, 2/1/55	7,197,940
10,748,214	Federal Home Loan Mortgage Corp., 5.500%, 2/1/55	10,923,678
23,566,873	Federal Home Loan Mortgage Corp., 5.500%, 3/1/55	24,056,919
4,371,603	Federal Home Loan Mortgage Corp., 5.500%, 3/1/55	4,480,127
27,014,617	Federal Home Loan Mortgage Corp., 5.500%, 4/1/55	27,446,067
9,123,224	Federal Home Loan Mortgage Corp., 5.500%, 6/1/55	9,270,726
6,321,390	Federal Home Loan Mortgage Corp., 6.000%, 6/1/53	6,475,786
Victory Pioneer Multi-Asset Income Fund | 10/31/2530

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,772,010	Federal Home Loan Mortgage Corp., 6.000%, 10/1/53	$ 5,925,140
8,521,534	Federal Home Loan Mortgage Corp., 6.000%, 6/1/54	8,779,852
8,514,394	Federal Home Loan Mortgage Corp., 6.000%, 7/1/54	8,771,196
5,842,813	Federal Home Loan Mortgage Corp., 6.000%, 7/1/54	6,019,040
17,952,117	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	18,384,823
8,367,164	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	8,568,922
11,573,097	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	11,853,064
12,755,195	Federal Home Loan Mortgage Corp., 6.000%, 10/1/54	13,058,476
9,135,382	Federal Home Loan Mortgage Corp., 6.000%, 10/1/54	9,484,162
4,151,823	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	4,278,415
3,733,345	Federal Home Loan Mortgage Corp., 6.000%, 1/1/55	3,838,882
4,241,848	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	4,348,156
1,740,685	Federal Home Loan Mortgage Corp., 6.500%, 9/1/53	1,833,060
1,096,891	Federal Home Loan Mortgage Corp., 6.500%, 9/1/53	1,159,012
6,429,221	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	6,697,551
5,527,810	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	5,840,903
5,852,100	Federal National Mortgage Association, 2.500%, 8/1/50	5,097,391
6,913,598	Federal National Mortgage Association, 2.500%, 5/1/51	6,026,012
14,325,266	Federal National Mortgage Association, 2.500%, 11/1/51	12,456,549
6,297,003	Federal National Mortgage Association, 2.500%, 11/1/51	5,473,315
282,131	Federal National Mortgage Association, 2.500%, 1/1/52	244,825
31Victory Pioneer Multi-Asset Income Fund | 10/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
8,429,861	Federal National Mortgage Association, 2.500%, 2/1/52	$ 7,316,470
292,525	Federal National Mortgage Association, 3.000%, 4/1/51	264,887
9,171,807	Federal National Mortgage Association, 3.000%, 11/1/51	8,277,866
10,195,128	Federal National Mortgage Association, 4.500%, 5/1/53	10,032,851
9,670,838	Federal National Mortgage Association, 4.500%, 7/1/55	9,505,654
12,924,571	Federal National Mortgage Association, 5.000%, 4/1/53	12,958,746
10,555,716	Federal National Mortgage Association, 5.000%, 8/1/53	10,671,369
4,372,981	Federal National Mortgage Association, 5.000%, 8/1/54	4,356,551
2,403,774	Federal National Mortgage Association, 5.000%, 10/1/54	2,396,137
3,382,425	Federal National Mortgage Association, 5.000%, 1/1/55	3,366,337
2,264,202	Federal National Mortgage Association, 5.000%, 1/1/55	2,261,793
28,562,901	Federal National Mortgage Association, 5.000%, 8/1/55	28,657,821
5,259,210	Federal National Mortgage Association, 5.500%, 8/1/52	5,327,823
3,046,100	Federal National Mortgage Association, 5.500%, 3/1/53	3,093,735
771,203	Federal National Mortgage Association, 5.500%, 4/1/53	780,381
1,386,887	Federal National Mortgage Association, 5.500%, 7/1/53	1,409,776
18,226,574	Federal National Mortgage Association, 5.500%, 8/1/53	18,485,313
9,373,509	Federal National Mortgage Association, 5.500%, 8/1/53	9,515,737
7,800,140	Federal National Mortgage Association, 5.500%, 9/1/53	7,889,498
27,363,402	Federal National Mortgage Association, 5.500%, 9/1/53	27,742,632
29,700,754	Federal National Mortgage Association, 5.500%, 9/1/53	30,304,465
Victory Pioneer Multi-Asset Income Fund | 10/31/2532

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
26,216,711	Federal National Mortgage Association, 5.500%, 10/1/53	$ 26,547,688
1,680,093	Federal National Mortgage Association, 5.500%, 1/1/54	1,706,103
2,517,934	Federal National Mortgage Association, 5.500%, 2/1/54	2,557,494
12,310,087	Federal National Mortgage Association, 5.500%, 2/1/54	12,467,982
2,777,495	Federal National Mortgage Association, 5.500%, 2/1/54	2,811,100
3,225,715	Federal National Mortgage Association, 5.500%, 6/1/54	3,276,062
4,107,245	Federal National Mortgage Association, 5.500%, 7/1/54	4,171,481
1,785,093	Federal National Mortgage Association, 5.500%, 9/1/54	1,825,162
5,969,352	Federal National Mortgage Association, 5.500%, 10/1/54	6,035,690
3,783,584	Federal National Mortgage Association, 5.500%, 11/1/54	3,846,373
6,792,063	Federal National Mortgage Association, 5.500%, 11/1/54	6,877,628
890,680	Federal National Mortgage Association, 5.500%, 11/1/54	900,533
718,072	Federal National Mortgage Association, 5.500%, 12/1/54	728,879
27,246,125	Federal National Mortgage Association, 5.500%, 1/1/55	27,632,052
16,286,683	Federal National Mortgage Association, 5.500%, 2/1/55	16,575,658
6,682,516	Federal National Mortgage Association, 5.500%, 3/1/55	6,801,091
4,031,380	Federal National Mortgage Association, 5.500%, 3/1/55	4,131,455
528,342	Federal National Mortgage Association, 5.500%, 3/1/55	536,593
7,431,246	Federal National Mortgage Association, 6.000%, 6/1/53	7,642,897
2,801,238	Federal National Mortgage Association, 6.000%, 10/1/53	2,884,005
8,646,474	Federal National Mortgage Association, 6.000%, 6/1/54	8,857,421
33Victory Pioneer Multi-Asset Income Fund | 10/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
11,899,779	Federal National Mortgage Association, 6.000%, 7/1/54	$ 12,218,697
11,301,293	Federal National Mortgage Association, 6.000%, 10/1/54	11,732,756
5,431,193	Federal National Mortgage Association, 6.000%, 10/1/54	5,570,480
7,837,974	Federal National Mortgage Association, 6.000%, 12/1/54	8,035,161
1,777,256	Federal National Mortgage Association, 6.000%, 1/1/55	1,827,061
75,137	Federal National Mortgage Association, 6.500%, 2/1/53	77,903
2,805,760	Federal National Mortgage Association, 6.500%, 7/1/53	2,956,396
2,992,030	Federal National Mortgage Association, 6.500%, 9/1/53	3,174,526
2,469,144	Federal National Mortgage Association, 6.500%, 9/1/53	2,622,233
5,682,541	Federal National Mortgage Association, 6.500%, 10/1/53	6,004,391
38,200,000	U.S. Treasury Bonds, 4.625%, 11/15/44	38,153,742
86,400,000	U.S. Treasury Bonds, 4.750%, 11/15/43	88,003,125
65,800,000	U.S. Treasury Bonds, 4.750%, 2/15/45	66,715,031
31,517,900	U.S. Treasury Notes, 4.250%, 3/15/27	31,761,671
	Total U.S. Government and Agency Obligations (Cost $1,162,655,520)	$1,185,921,265

Victory Pioneer Multi-Asset Income Fund | 10/31/2534

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 1.3% of Net Assets
	Open-End Fund — 1.3%
83,095,816(j)	Dreyfus Government Cash Management, Institutional Shares, 4.00%	$ 83,095,816
		$83,095,816

	TOTAL SHORT TERM INVESTMENTS (Cost $83,095,816)	$83,095,816

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.8% (Cost $5,899,388,548)	$6,458,298,507
	OTHER ASSETS AND LIABILITIES — 1.2%	$80,387,891
	net assets — 100.0%	$6,538,686,398

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(G.D.R.)	Global Depositary Receipts.
BNMMDTSC	Dreyfus Treasury Securities Cash Management Fund Yield.
bps	Basis Points.
BRMMUSDF	BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield.
CMT	Constant Maturity Treasury.
FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield.
FRMMUSTI	Western Asset Institutional US Treasury Reserves Fund Yield.
GSMMUSTI	Goldman Sachs Financial Square Treasury Solutions Fund Yield.
JMMMUSTF	JPMorgan 100% US Treasury Securities Money Market Fund Yield.
MSMMUSTF	MSILF Treasury Securities Portfolio Fund Yield.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At October 31, 2025, the value of these securities amounted to $794,108,528, or 12.1% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2025.
(b)	Non-income producing security.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at October 31, 2025.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at October 31, 2025.
35Victory Pioneer Multi-Asset Income Fund | 10/31/25

(e)	Security is in default.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Issued as participation notes.
(h)	Issued as preference shares.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at October 31, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at October 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2024	$500,000	$510,800
Acorn Re	10/25/2024	500,000	499,500
Alamo Re	4/12/2023	1,500,000	1,572,600
Alamo Re	4/4/2024	500,000	529,350
Alamo Re	4/4/2024	250,000	268,600
Alturas Re 2021-3	7/1/2021	84,042	28,000
Alturas Re 2022-2	4/11/2023	—	884
Aquila Re	5/10/2023	500,000	518,500
Aquila Re	5/10/2023	250,000	261,575
Aquila Re	4/26/2024	500,000	520,800
Atlas Capital	5/17/2023	1,250,000	1,295,250
Atlas Re	5/24/2024	750,000	835,800
Banbury-PI0050 Re 2024	8/19/2024	1,843,293	2,096,508
Bantry Re 2025	1/21/2025	3,636,218	4,174,158
Berwick Re 2025	1/15/2025	1,820,479	2,050,827
Blue Ridge Re	11/14/2023	750,000	775,950
Blue Ridge Re	11/14/2023	1,250,000	1,321,875
Bonanza Re	1/6/2023	250,000	252,375
Bonanza Re	12/16/2024	250,000	253,800
Bonanza Re	12/16/2024	1,000,000	1,031,900
Cape Lookout Re	4/14/2023	1,750,812	1,803,025
Carnoustie Re 2025	1/17/2025	2,271,100	2,650,000
Cat Re 2001	11/14/2023	750,000	787,350
Citrus Re	4/27/2023	1,000,000	1,033,400
Clearwater Re 2025	1/15/2025	1,000,000	1,078,835
Victory Pioneer Multi-Asset Income Fund | 10/31/2536

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Easton Re	5/16/2024	$496,431	$513,650
First Coast Re	3/24/2023	1,000,000	1,034,500
FloodSmart Re	2/23/2023	1,000,000	1,035,900
FloodSmart Re	2/29/2024	1,500,000	1,605,750
Four Lakes Re	12/22/2022	250,000	252,250
Four Lakes Re	12/8/2023	250,000	256,475
Four Lakes Re	12/8/2023	250,000	258,150
Four Lakes Re	12/11/2024	250,000	254,325
Four Lakes Re	12/11/2024	250,000	258,425
Fuchsia 2024-1	12/18/2024	1,000,000	1,029,000
Galileo Re	12/4/2023	1,252,822	1,311,500
Galileo Re	12/4/2023	250,000	252,250
Gamboge Re	5/9/2024	1,294,533	1,860,800
Gateway Re	2/3/2023	600,000	624,300
Gateway Re	3/11/2024	250,000	260,575
Gullane Re 2025	1/22/2025	2,198,566	2,833,866
Harambee Re 2019	12/20/2018	—	—
Herbie Re	12/17/2024	500,000	519,050
High Point Re	12/1/2023	2,000,000	2,050,000
International Bank for Reconstruction & Development	4/3/2024	250,000	273,000
International Bank for Reconstruction & Development	5/1/2024	250,000	264,350
Kendall Re	4/22/2024	1,000,000	1,051,600
Kilimanjaro II Re	6/24/2024	250,000	261,400
Kilimanjaro II Re	6/24/2024	750,000	789,525
Kilimanjaro III Re	4/8/2021	250,000	261,100
Lightning Re	3/20/2023	2,006,051	2,080,200
Locke Tavern Re	3/23/2023	1,300,000	1,322,230
LUKOIL PJSC		3,354,083	—
Magnit PJSC		12,536,598	—
Marlon Re	5/24/2024	250,000	267,550
Mayflower Re	6/21/2024	1,000,000	1,031,000
Merion Re 2025-1	1/16/2025	858,675	1,014,311
Merna Re II	4/5/2023	1,300,000	1,363,570
Merna Re II	4/5/2023	1,600,000	1,700,960
Merna Re II	5/8/2024	750,000	800,775
Merna Re II	5/8/2024	750,000	798,975
Merna Re II	5/8/2024	1,500,000	1,571,550
Mona Lisa Re	12/30/2022	1,000,000	1,019,500
Mystic Re	12/12/2023	1,748,713	1,860,250
Mystic Re	12/17/2024	250,000	255,525
Old Head Re 2025	1/2/2025	193,449	250,226
Palm Re	4/4/2024	250,000	267,350
37Victory Pioneer Multi-Asset Income Fund | 10/31/25

Restricted Securities	Acquisition date	Cost	Value
Pangaea Re 2025-1	1/16/2025	$2,189,901	$2,361,555
PI0047 2024-1	1/26/2024	5,232,987	5,715,062
Pine Valley Re 2025	1/7/2025	431,028	497,555
Purple Re	4/2/2024	500,000	531,950
Queen Street Re	5/12/2023	1,500,000	1,507,500
Residential Re	10/28/2021	500,000	501,250
Residential Re	10/28/2021	750,000	755,775
Residential Re	11/22/2022	500,000	524,050
Residential Re	11/7/2023	1,250,000	1,331,875
Residential Re	11/7/2023	750,000	796,650
Residential Re	11/4/2024	1,000,000	1,043,400
Residential Re	11/4/2024	1,000,000	1,043,600
Rosneft Oil Co. PJSC		9,625,119	—
Russian Federal Bond - OFZ		826,744	—
Russian Federal Bond - OFZ		885,149	—
Sanders Re	5/24/2023	650,000	675,350
Sanders Re	1/16/2024	750,000	793,050
Sanders Re	12/10/2024	2,500,000	2,549,750
Sanders Re	12/10/2024	2,500,000	2,597,750
Sanders Re III	2/14/2023	791,066	807,920
Sanders Re III	3/24/2023	1,600,000	1,663,840
Sector Re V	12/4/2023	—	106,259
Sector Re V	12/4/2024	3,500,000	4,443,250
Sector Re V	12/31/2024	3,000,000	3,808,500
Silk Road Re	12/23/2024	500,000	505,000
Solomon Re	6/12/2023	250,000	256,100
Sutter Re	6/6/2023	500,000	511,250
Thopas Re 2020	2/5/2020	—	4,500
Thopas Re 2021	12/30/2020	—	7,200
Thopas Re 2023	2/13/2023	—	—
Thopas Re 2024	2/2/2024	—	12,250
Thopas Re 2025	1/10/2025	2,500,000	2,764,250
Topanga Re	10/5/2023	247,877	249,000
Torrey Pines Re	5/17/2024	250,000	261,725
Torrey Pines Re	5/17/2024	250,000	260,300
Ursa Re	4/12/2023	1,000,000	1,001,500
Viribus Re 2019	12/27/2018	—	—
Viribus Re 2023	1/8/2023	—	45,400
Viribus Re 2024	3/19/2024	—	34,233
Vitality Re XIII	3/6/2023	1,744,264	1,750,700
Vitality Re XIV	1/25/2023	3,250,000	3,323,450
Victory Pioneer Multi-Asset Income Fund | 10/31/2538

Schedule of Investments  |  10/31/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Vitality Re XIV	1/25/2023	$600,000	$615,300
X5 Retail Group NV (G.D.R.)		1,738,218	—
Total Restricted Securities			$106,525,424
% of Net assets			1.6%
FUTURES CONTRACTS
INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
388	NASDAQ 100 E-Mini	12/19/25	$(191,778,062)	$(201,791,040)	$(10,012,978)
2,980	S&P 500 E-Mini	12/19/25	(993,064,151)	(1,024,226,000)	(31,161,849)
			$(1,184,842,213)	$(1,226,017,040)	$(41,174,827)
TOTAL FUTURES CONTRACTS			$(1,184,842,213)	$(1,226,017,040)	$(41,174,827)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
ARS — Argentine Peso
BRL — Brazil Real
EUR — Euro
HUF — Hungary Forint
IDR — Indonesian Rupiah
PHP — Philippines Peso
RUB — Russian Ruble
TRY — Turkish Lira
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
39Victory Pioneer Multi-Asset Income Fund | 10/31/25

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$2,717,910	$—	$2,717,910
Common Stocks
Consumer Staples Distribution & Retail	—	—	—*	—*
All Other Common Stocks	3,268,922,668	—	—	3,268,922,668
Asset Backed Securities	—	63,594,392	93,600	63,687,992
Collateralized Mortgage Obligations	—	127,340,761	—	127,340,761
Commercial Mortgage-Backed Securities	—	53,658,472	—	53,658,472
Convertible Corporate Bonds	—	29,464,332	—	29,464,332
Corporate Bonds	—	173,035,100	—	173,035,100
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – U.S.	—	—	5,715,062	5,715,062
Multiperil – Worldwide	—	—	3,622,892	3,622,892
Reinsurance Sidecars
Multiperil – U.S.	—	—	2,650,000	2,650,000
Multiperil – Worldwide	—	—	25,850,475	25,850,475
All Other Insurance-Linked Securities	—	68,686,995	—	68,686,995
Foreign Government Bonds
Russia	—	—	—*	—*
All Other Foreign Government Bonds	—	88,172,423	—	88,172,423
Equity Linked Notes	—	1,275,756,344	—	1,275,756,344
U.S. Government and Agency Obligations	—	1,185,921,265	—	1,185,921,265
Open-End Fund	83,095,816	—	—	83,095,816
Total Investments in Securities	$3,352,018,484	$3,068,347,994	$37,932,029	$6,458,298,507
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(41,174,827)	$—	$—	$(41,174,827)
Total Other Financial Instruments	$(41,174,827)	$—	$—	$(41,174,827)
*	Securities valued at $0.
During the period ended October 31, 2025, there were no transfers in or out of Level 3.
Victory Pioneer Multi-Asset Income Fund | 10/31/2540